Accounting Policies - Net Real Estate Property (Details) - Buildings	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Useful life (generally not to exceed 35 years)		35 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life (generally not to exceed 35 years)	35 years